Property, plant and equipment - Summary of the Carrying Values of Software, Property, Plant and Equipment, Footnotes (Detail) £ in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£) country	Mar. 31, 2019 GBP (£)
Disclosure of detailed information about property, plant and equipment [Line Items]
Grant deferral	£ 98	£ 63
Write off of fully depreciated assets	£ 700	1,900
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets held under finance leases		34
Depreciation on assets held under finance leases		2
BT Centre
Disclosure of detailed information about property, plant and equipment [Line Items]
Transfer to assets held for sale		£ 89
Latin America divestment
Disclosure of detailed information about property, plant and equipment [Line Items]
Number of countries included in divestment | country	16
Disposal groups classified as held for sale | France and Latin America divestments
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	£ 18